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                          J.P. MORGAN MUTUAL FUND TRUST
                        JPMORGAN PRIME MONEY MARKET FUND
                   JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND
                    JPMORGAN TREASURY PLUS MONEY MARKET FUND
                       JPMORGAN FEDERAL MONEY MARKET FUND
            JPMORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND
                       JPMORGAN TAX FREE MONEY MARKET FUND
                 JPMORGAN CALIFORNIA TAX FREE MONEY MARKET FUND
                  JPMORGAN NEW YORK TAX FREE MONEY MARKET FUND
                    JPMORGAN LIQUID ASSETS MONEY MARKET FUND

                      Supplement dated July 17, 2003 to the
          Statement of Additional Information dated December 27, 2002

         On page 7 the paragraph entitled "REPURCHASE AGREEMENTS," the fifth sentence is replaced with the following:

          "A repurchase agreement may also be viewed as a collaterized loan of money by a Fund to the seller."

In addition, the eighth sentence in the paragraph is hereby amended as follows:

          "The U.S. Government Money Market Fund, Treasury Plus Money Market Fund, Federal Money Market Fund, 100% U.S. Treasury Securities Money Market Fund, Tax Fee Money Market Fund, California Tax Fee Money Market Fund and New York Tax Fee Money Market Fund are collaterized fully within the meaning of paragraph (a)(5) of Rule 2a-7 under the 1940 Act."


                                                                   SUP-MMKTS-703